NOTE 6 - LOAN PAYABLE (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Payable Loans [Abstract]
Loans Payable		61,007
Debt Instrument, Interest Rate, Effective Percentage		6.00%
Debt Instrument, Periodic Payment	7,235